Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Reconciliation of goodwill

	31 Dec 2019 $m	31 Dec 2018 $m
Carrying value at beginning of year	2,365	2,005
Demerger of UK and Europe operations	(1,731)	—
Additions in the year	299	503
Disposals/reclassifications to held for sale	—	(13)
Exchange differences	36	(130)
Carrying value at end of year	969	2,365

Schedule of deferred acquisition costs and other intangible assets

	31 Dec 2019 $m	31 Dec 2018 $m
Deferred acquisition costs and other intangible assets attributable to shareholders
From continuing operations	17,409	14,865
From discontinued operations	—	143
Totalnote (i)	17,409	15,008
Other intangible assets, including computer software, attributable to with-profits funds
From continuing operations	67	71
From discontinued operations	—	106
Total	67	177
Total of deferred acquisition costs and other intangible assets	17,476	15,185

Shareholder-backed
Intangible assets
Schedule of deferred acquisition costs and other intangible assets

	31 Dec 2019 $m	31 Dec 2018 $m
Deferred acquisition costs related to insurance contracts as classified under IFRS 4	14,206	12,758
Deferred acquisition costs related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	33	99
Deferred acquisition costs related to insurance and investment contractsnote (ii)	14,239	12,857
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	38	43
Distribution rights and other intangibles	3,132	2,108
Present value of acquired in-force (PVIF) and other intangibles attributable to shareholdersnote (iii)	3,170	2,151
Total of deferred acquisition costs and other intangible assetsnote (a)	17,409	15,008

Notes

(a)  Total deferred acquisition costs and other intangible assets attributable to shareholders can be further analysed by business operations as follows:

	31 Dec 2019 $m					31 Dec 2018 $m
	Deferred acquisition costs

			Discontinued	PVIF and
	Asia	US	UK and	other
	insurance	insurance*	Europe	intangibles†	Total	Total
		note (b)	operations
Balance at 1 January	1,610	11,113	134	2,151	15,008	14,700
Demerger of UK and Europe operations	—	—	(134)	(9)	(143)	—
Additions ‡	615	807	—	1,179	2,601	1,666
Amortisation to the income statement:
Adjusted IFRS operating profit based on longer-term investment returns	(257)	(297)	—	(238)	(792)	(1,370)
Non-operating profit (loss)	—	1,248	—	(5)	1,243	(156)
	(257)	951	—	(243)	451	(1,526)
Disposals and transfers	—	—	—	(11)	(11)	(19)
Exchange differences and other movements	31	—	—	103	134	(141)
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	—	(631)	—	-	(631)	328
Balance at 31 December	1,999	12,240	—	3,170	17,409	15,008
*

Under the Group’s application of IFRS 4, US GAAP is used for measuring the insurance assets and liabilities of its US and certain Asia operations. Under US GAAP, most of the US insurance operation’s products are accounted for under Accounting Standard no. 97 of the Financial Accounting Standards Board (FAS 97) whereby deferred acquisition costs are amortised in line with the emergence of actual and expected gross profits which are determined using an assumption for long-term investment returns for the separate account of 7.4 per cent (2018: 7.4 per cent), gross of asset management fees and other charges to policyholders, but net of external fund management fees. The other assumption impacting expected gross profits include mortality assumptions, lapses, assumed unit costs and future hedge costs. The amounts included in the income statement and other comprehensive income affect the pattern of profit emergence and thus the DAC amortisation attaching. DAC amortisation is allocated to the operating and non-operating components of the Group’s supplementary analysis of profit and other comprehensive income by reference to the underlying items.

†       PVIF and other intangibles comprise present value of acquired in-force (PVIF), distribution rights and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements in Asia. These agreements allow for bank distribution of Prudential’s insurance products for a fixed period of time. Software rights include additions of $51 million, amortisation of $(33) million, disposals of $5 million, foreign exchange of $2 million and closing balance at 31 December 2019 of $85 million (31 December 2018: $70 million for continuing operations).

‡      In January 2019, the Group renewed its regional strategic bancassurance alliance with United Overseas Bank Limited (UOB). The new agreement extends the original alliance, which commenced in 2010, to 2034 and increases the geographical scope to include a fifth market, Vietnam, alongside the existing markets of Singapore, Malaysia, Thailand and Indonesia. As part of this transaction, Prudential has agreed to pay UOB an initial fee of $853 million (equivalent to SGD1,150 million) for distribution rights which are not dependent on future sales volumes. Of the $853 million, $301 million was paid in 2019, with another two instalments being payable in 2020 and 2021. After allowing for discounting, the amount included in additions in the table above is $834 million.

Reconciliation of deferred acquisition costs relating to insurance and investment contracts

	2019 $m		2018 $m
	Insurance	Investment	Insurance	Investment
	contracts	contracts	contracts	contracts
		note		note
Balance at 1 January	12,758	99	12,406	85
Demerger of UK and Europe operations	(62)	(72)	—	—
Additions	1,411	11	1,324	35
Amortisation	699	(5)	(1,266)	(16)
Exchange differences	31	—	(34)	(5)
Change in shadow DAC related to movement in unrealised appreciation of debt securities classified as available-for-sale	(631)	—	328	—
Balance at 31 December	14,206	33	12,758	99

Note

All of the additions of investment contracts are through internal development. The carrying amount of the DAC balance comprises the following gross and accumulated amortisation amounts:

	31 Dec 2019 $m	31 Dec 2018 $m
Gross amount	34	231
Accumulated amortisation	(1)	(132)
Carrying amount	33	99

Reconciliation of PVIF and other intangibles

	2019 $m				2018 $m
			Other				Other
			intangibles				intangibles
		Distribution	(including			Distribution	(including
	PVIF	rights	software)	Total	PVIF	rights	software)	Total
	note (a)	note (b)			note (a)	note (b)
Balance at 1 January
Cost	295	2,546	399	3,240	307	2,426	491	3,224
Accumulated amortisation	(252)	(587)	(250)	(1,089)	(258)	(423)	(334)	(1,015)
	43	1,959	149	2,151	49	2,003	157	2,209
Demerger of UK and Europe operations	(1)	—	(8)	(9)	—	—	—	—
Additions	—	1,110	69	1,179	—	242	65	307
Amortisation charge	(5)	(196)	(42)	(243)	(5)	(190)	(49)	(244)
Disposals and transfers	—	—	(11)	(11)	—	—	(19)	(19)
Exchange differences and other movements	1	98	4	103	(1)	(96)	(5)	(102)
Balance at 31 December	38	2,971	161	3,170	43	1,959	149	2,151
Comprising:
Cost	175	3,783	379	4,337	295	2,546	399	3,240
Accumulated amortisation	(137)	(812)	(218)	(1,167)	(252)	(587)	(250)	(1,089)
	38	2,971	161	3,170	43	1,959	149	2,151

Notes

(a)

All of the net PVIF balances relate to insurance contracts. The PVIF attaching to investment contracts have been fully amortised. Amortisation is charged over the period of provision of asset management services as those profits emerge.

Distribution rights relate to fees paid in relation to the bancassurance partnership arrangements for the bank distribution of Prudential’s insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.

Jackson (US insurance operations) | Shareholder-backed
Intangible assets
Schedule of DAC components

	31 Dec 2019 $m	31 Dec 2018 $m
Variable annuity business	12,406	10,796
Other business	529	381
Cumulative shadow DAC (for unrealised gains/losses booked in other comprehensive income)*	(695)	(64)
Total DAC for US operations	12,240	11,113

*

A loss of $(631) million (2018: a gain of $328 million) for shadow DAC amortisation is booked within other comprehensive income to reflect the impact from the positive unrealised valuation movement of $4,023 million (2018: negative unrealised valuation movement of $(2,159) million). These adjustments reflect the movement from year to year, in the changes to the pattern of reported gross profit that would have happened if the assets reflected in the statement of financial position had been sold, crystallising the unrealised gains and losses, and the proceeds reinvested at the yields currently available in the market. At 31 December 2019, the cumulative shadow DAC balance as shown in the table above was negative $(695) million (31 December 2018: negative $(64) million).